Finance Costs	6 Months Ended
Jun. 30, 2018
Finance Costs [Abstract]
Finance Costs

4. FINANCE COSTS

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Interest Expense – Short-Term Borrowings and Long-Term Debt	134	152	262	237
Unwinding of Discount on Decommissioning Liabilities (Note 15)	15	11	31	16
Other	7	5	13	14
	156	168	306	267